OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities, Current [Abstract]
Interest payable	$ 3,160	$ 4,683
2014 Japan Restructuring related payables		1,793
Tax authorities payables	8,567	10,342
Others	4,159	7,265
Total other current liabilities	$ 15,886	$ 24,083